Long-term debt - Summary of Long Term Debt (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Mar. 30, 2019	Mar. 31, 2018
Debt Instrument [Line Items]
Net of deferred financing costs	$ 600,000	$ 700,000
Term Loan from Investissement Quebec Prime Plus Seven Percent [Member]
Debt Instrument [Line Items]
Annual rate of prime plus	7.00%	7.00%
Balance of term loan	$ 5,000,000	$ 5,000,000
Line of Credit Facility Repayment Date	Jun. 05, 2019
Term Loan from Investissement Quebec Prime Plus Ten Percent [Member]
Debt Instrument [Line Items]
Annual rate of prime plus	10.00%	10.00%
Balance of term loan	$ 2,000,000	$ 2,000,000
Line of Credit Facility Repayment Date	Jun. 05, 2019
Capital Lease Obligations [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument Interest Rate Stated Percentage Rate	3.60%	3.60%
Capital Lease Obligations [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument Interest Rate Stated Percentage Rate	25.80%	25.80%
Cash Contribution one [Member] | Montel [Member]
Debt Instrument [Line Items]
Interest on Cash advances	11.00%	11.00%
Cash received from related party	$ 1,500,000	$ 1,500,000
Cash Contribution Two [Member] | Montel [Member]
Debt Instrument [Line Items]
Interest on Cash advances	11.00%	11.00%
Cash received from related party	$ 2,500,000	$ 2,500,000
Term Loan Facility Repayable At October Two Thousand Twenty Two [Member] | Term Loan From Crystal Financial LLC CDOR Plus Eight Point Two Five Percent [Member]
Debt Instrument [Line Items]
Debt Instrument Interest Rate Stated Percentage Rate	8.25%
Net of deferred financing costs	$ 378,000